Business Combinations - Summary of Divestments Transactions (Parenthetical) (Detail) - Divestments 2018-2020 [member] kr in Millions	12 Months Ended
Dec. 31, 2019 SEK (kr)
Disclosure Of Divestitures [Line Items]
Cash proceeds	kr 320
Equity interest received from divestures	kr 1,209